Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accrued Expenses

	2022 RMB million	2021 RMB million
Repairs and maintenance	6,713	5,477
Salaries and welfare	4,564	4,457
Landing and navigation fees	1,327	1,855
Jet fuel costs	1,665	1,524
Computer reservation services	712	457
Provision for major overhauls (Note 45)	596	124
Air catering expenses	57	75
Others	2,002	1,510

	17,636	15,479